UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

           Read instructions at the end of Form before preparing Form.


1.    Name and Address of issuer:

      First Investors Global Fund, Inc.
      95 Wall Street
      New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]



3.    Investment Company Act File Number:  811-3169

      Securities Act File Number:  2-71911


4(a). Last day of fiscal year for which this Form is filed: 12/31/97




4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):
                                                                 $70,391,079.51
                                                                 --------------
(ii)  Aggregate  price of securities  redeemed
      or repurchased during the fiscal year:
                                               $37,390,872.62
                                               --------------
(iii) Aggregate  price of securities  redeemed
      or  repurchased  during any PRIOR fiscal
      year ending no earlier  than October 11,
      1995  that were not  previously  used to
      reduce  registration fees payable to the
      Commission:
                                               $8,610,402.75
                                               -------------
(iv)  Total  available  redemption  credits  [add  Items
      5(ii) and 5(iii)]:
                                                                 $46,001,275.37
                                                                 --------------
(v)   Net  sales -- if Item  5(i) is  greater  than Item
      5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                 $24,389,804.14
                                                                 --------------
(vi)  Redemption  credits  available  for use in  future
      years  if  Item  5(i)  is  less  than  Item  5(iv)
      [subtract Item 5(iv) from Item 5(i)]:
                                               $(-0-)
                                               --------------

(vii) Multiplier for determining  registration  fee (See
      Instruction C.9):
                                                                 X .000295
                                                                 --------------

(viii)Registration  fee due [multiply  Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due):
                                                                 =$7,194.99
                                                                 ==============
6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest  due -- if this Form is being  filed more
      than 90 days after the end of the issuer's  fiscal
      year (See instruction D):
                                                                 +$-0-
                                                                 --------------

8.    Total of the  amount of the  registration  fee due
      plus any interest due [line 5(viii) plus line 7]:
                                                                 =$7,194.99
                                                                 ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 25, 1998

                        Method of delivery:
                                          [X] Wire Transfer
                                          [ ] Mail or other means

                                   SIGNATURES



This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.





By  /s/ C. Durso
    ------------------------------
    C. Durso,
    Vice President and Secretary



Date:  March 25, 1998